Average Annual Total Returns - FidelitySeriesOpportunisticInsightsFund-PRO - FidelitySeriesOpportunisticInsightsFund-PRO - Fidelity Series Opportunistic Insights Fund	Mar. 01, 2025
Fidelity Series Opportunistic Insights Fund | Return Before Taxes
Average Annual Return:
Past 1 year	36.35%
Past 5 years	17.17%
Past 10 years	15.10%
Fidelity Series Opportunistic Insights Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	34.40%
Past 5 years	14.45%
Past 10 years	12.66%
Fidelity Series Opportunistic Insights Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	22.97%
Past 5 years	13.20%
Past 10 years	11.82%
RS003
Average Annual Return:
Past 1 year	23.81%
Past 5 years	13.86%
Past 10 years	12.55%